Related-Party Disclosures	12 Months Ended
Aug. 31, 2019
Related-Party Disclosures [Abstract]
Related-Party Disclosures
17	Related-Party Disclosures

Ultimate controlling shareholder

Mr. Germain Lamonde, the company’s Executive Chairman, is the company’s ultimate controlling shareholder.

Compensation of key management personnel

	Years ended August 31,
	2019	2018	2017

Salaries and short-term employee benefits	$4,029	$3,985	$3,715
Stock-based compensation costs	1,175	1,047	775
	$5,204	$5,032	$4,490